INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	$ 224,500
Balance, end of year	208,220	$ 224,500
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	310,912	262,473
Exchange rate differences	(2,192)	2,496
Additions	4,966	4,858
Business combinations	12,464	41,085
Disposals	(5,084)
Balance, end of year	321,066	310,912
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(86,412)	(52,188)
Exchange rate differences	(476)	395
Additions	31,994	33,829
Disposals	5,084
Balance, end of year	(112,846)	(86,412)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	9,649
Balance, end of year	9,811	9,649
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	24,095	19,237
Exchange rate differences	(25)	0
Additions	4,966	4,858
Business combinations	735	0
Disposals	(5,084)
Balance, end of year	24,687	24,095
Software | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(14,446)	(9,232)
Exchange rate differences	(8)	0
Additions	5,522	5,214
Disposals	5,084
Balance, end of year	(14,876)	(14,446)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	16,003
Balance, end of year	6,581	16,003
Trademarks | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	36,639	25,683
Exchange rate differences	(272)	529
Additions	0	0
Business combinations	0	10,427
Disposals	0
Balance, end of year	36,367	36,639
Trademarks | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(20,636)	(11,458)
Exchange rate differences	(170)	202
Additions	9,320	8,976
Disposals	0
Balance, end of year	(29,786)	(20,636)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	31,145
Balance, end of year	21,885	31,145
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	48,340	37,719
Exchange rate differences	(374)	567
Additions	0	0
Business combinations	0	10,054
Disposals	0
Balance, end of year	47,966	48,340
Customer relationships | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(17,195)	(7,857)
Exchange rate differences	(256)	285
Additions	9,142	9,053
Disposals	0
Balance, end of year	(26,081)	(17,195)
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	14,785
Balance, end of year	13,231	14,785
Technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	46,818	45,087
Exchange rate differences	(166)	73
Additions	0	0
Business combinations	6,540	1,658
Disposals	0
Balance, end of year	53,192	46,818
Technology | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(32,033)	(22,597)
Exchange rate differences	(21)	(162)
Additions	7,949	9,598
Disposals	0
Balance, end of year	(39,961)	(32,033)
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	57
Balance, end of year	0	57
Others | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	2,159	1,044
Exchange rate differences	(17)	47
Additions	0	0
Business combinations	0	1,068
Disposals	0
Balance, end of year	2,142	2,159
Others | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(2,102)	(1,044)
Exchange rate differences	(21)	70
Additions	61	988
Disposals	0
Balance, end of year	(2,142)	(2,102)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	152,861
Balance, end of year	156,712	152,861
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	152,861	133,703
Exchange rate differences	(1,338)	1,280
Additions	0	0
Business combinations	5,189	17,878
Disposals	0
Balance, end of year	156,712	152,861
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0	0
Exchange rate differences	0	0
Additions	0	0
Disposals	0
Balance, end of year	$ 0	$ 0